Intangible Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Explanation of period over which management has projected cash flows	five-year
Estimated growth rate	2.00%	2.00%
Pre-tax discount rate	9.80%	10.20%